SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Subsidiaries other than 100% owned Barrick subsidiaries
Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at December 31, 2019:

	Place of business	Entity type	Economic interest[1]	Method[2]
Nevada Gold Mines[3,4,5,6,7]	United States	Subsidiary	61.5%	Consolidation
Loulo-Gounkoto[3]	Mali	Subsidiary	80%	Consolidation
Tongon[3]	Côte d’Ivoire	Subsidiary	89.7%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
Norte Abierto Project	Chile	JO	50%	Our share
Donlin Gold Project	United States	JO	50%	Our share
Porgera Mine[8]	Papua New Guinea	JO	47.5%	Our share
Veladero	Argentina	JO	50%	Our share
Kibali[9]	Democratic Republic of Congo	JV	45%	Equity Method
Morila[9]	Mali	JV	40%	Equity Method
GNX[9,10]	Chile	JV	50%	Equity Method
Jabal Sayid[9]	Saudi Arabia	JV	50%	Equity Method
Kabanga Project[9,10]	Tanzania	JV	50%	Equity Method
Zaldívar[9]	Chile	JV	50%	Equity Method

[1]	Unless otherwise noted, all of our joint arrangements are funded by contributions made by the parties sharing joint control in proportion to their economic interest.

[2]	For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.

[3]
We consolidate our interests in Carlin, Cortez, Turquoise Ridge, Phoenix, Long Canyon, Loulo-Gounkoto, Tongon and Pueblo Viejo and record a non-controlling interest for the 38.5%, 38.5%, 38.5%, 38.5%, 38.5%, 20%, 10.3% and 40%, respectively, that we do not own. On September 17, 2019, Barrick acquired all of the shares of Acacia it did not own, bringing our ownership from 63.9% to 100%. When the Government of Tanzania’s 16% free-carried interest is made effective, which is expected to be as of January 1, 2020, our ownership will be brought down to 84%.

[4]
On July 1, 2019, Barrick’s Goldstrike (including 60% of South Arturo) and Newmont’s Carlin were contributed to Nevada Gold Mines, a joint venture with Newmont, and are now referred to as Carlin. This brought our ownership to 61.5% of Carlin (including 36.9% of South Arturo).

[5]	On July 1, 2019, Cortez was contributed to Nevada Gold Mines bringing our ownership down to 61.5%.

[6]
Barrick owned 75% of Turquoise Ridge through to the end of the second quarter of 2019, with our joint venture partner, Newmont, owning the remaining 25%. Turquoise Ridge was proportionately consolidated on the basis that the joint venture partners that have joint control have rights to the assets and obligations for the liabilities relating to the arrangement. On July 1, 2019, Barrick’s 75% interest in Turquoise Ridge and Newmont’s Twin Creeks and 25% interest in Turquoise Ridge were contributed to Nevada Gold Mines. This brought our ownership to 61.5% of Turquoise Ridge and Twin Creeks, now referred to as Turquoise Ridge.

[7]	Phoenix and Long Canyon were acquired as a result of the formation of Nevada Gold Mines on July 1, 2019, resulting in an ownership of 61.5%.

[8]	We have joint control given that decisions about relevant activities require unanimous consent of the parties to the joint operation.

[9]	Barrick has commitments of $324 million relating to its interest in the joint ventures.

[10]	These JVs are early stage exploration projects and, as such, do not have any significant assets, liabilities, income, contractual commitments or contingencies.

	Nevada Gold Mines		Pueblo Viejo		Loulo-Gounkoto		Tongon
	As at December 31, 2019	As at December 31, 2018	As at December 31, 2019	As at December 31, 2018	As at December 31, 2019	As at December 31, 2018	As at December 31, 2019	As at December 31, 2018
Current assets	$10,977	$—	$500	$520	$406	$—	$158	$—
Non-current assets	15,909	—	4,303	3,469	4,662	—	424	—
Total assets	$26,886	$—	$4,803	$3,989	$5,068	$—	$582	$—
Current liabilities	466	—	428	720	234	—	59	—
Non-current liabilities	1,217	—	932	402	634	—	106	—
Total liabilities	$1,683	$—	$1,360	$1,122	$868	$—	$165	$—

	Nevada Gold Mines[1]		Pueblo Viejo		Loulo-Gounkoto		Tongon
For the years ended December 31	2019	2018	2019	2018	2019	2018	2019	2018
Revenue	$2,707	$—	$1,409	$1,333	$1,007	$—	$384	$—
Income (loss) from continuing operations after tax	739	—	708	206	158	—	(29)	—
Other comprehensive income (loss)	—	—	—	—	—	—	—	—
Total comprehensive income (loss)	$739	$—	$708	$206	$158	$—	($29)	$—
Dividends paid to NCI	$236	$—	$158	$—	$16	$—	$11	$—

Summarized Statements of Cash Flows

	Nevada Gold Mines[1]		Pueblo Viejo		Loulo-Gounkoto		Tongon
For the years ended December 31	2019	2018	2019	2018	2019	2018	2019	2018
Net cash provided by (used in) operating activities	$1,296	$—	$504	$272	$259	$—	$129	$—
Net cash used in investing activities	(539)	—	(107)	(144)	(130)	—	61	—
Net cash used in financing activities	(379)	—	(397)	(108)	(80)	—	(107)	—
Net increase (decrease) in cash and cash equivalents	$378	$—	$—	$20	$49	$—	$83	$—

	Nevada Gold Mines	Pueblo Viejo	Acacia	Loulo-Gounkoto	Tongon	Other	Total
NCI in subsidiary at December 31, 2019	38.5%	40%	—%	20%	10.3%	Various
At January 1, 2018	$—	$1,290	$480	$—	$—	$11	$1,781
Share of income (loss)	—	89	22	—	—	(1)	110
Cash contributed	—	—	—	—	—	24	24
Disbursements	—	(108)	—	—	—	(15)	(123)
At December 31, 2018	$—	$1,271	$502	$—	$—	$19	$1,792
Acquisitions[1]	5,910	—	—	887	61	(76)	6,782
Share of income (loss)	275	311	(7)	30	(3)	(1)	605
Cash contributed	90	—	—	—	—	50	140
Decrease in non-controlling interest[1]	—	—	(495)	—	—		(495)
Disbursements	(236)	(158)	—	(16)	(11)	(8)	(429)
At December 31, 2019	$6,039	$1,424	$—	$901	$47	($16)	$8,395

Joint arrangements
Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at December 31, 2019:

	Place of business	Entity type	Economic interest[1]	Method[2]
Nevada Gold Mines[3,4,5,6,7]	United States	Subsidiary	61.5%	Consolidation
Loulo-Gounkoto[3]	Mali	Subsidiary	80%	Consolidation
Tongon[3]	Côte d’Ivoire	Subsidiary	89.7%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
Norte Abierto Project	Chile	JO	50%	Our share
Donlin Gold Project	United States	JO	50%	Our share
Porgera Mine[8]	Papua New Guinea	JO	47.5%	Our share
Veladero	Argentina	JO	50%	Our share
Kibali[9]	Democratic Republic of Congo	JV	45%	Equity Method
Morila[9]	Mali	JV	40%	Equity Method
GNX[9,10]	Chile	JV	50%	Equity Method
Jabal Sayid[9]	Saudi Arabia	JV	50%	Equity Method
Kabanga Project[9,10]	Tanzania	JV	50%	Equity Method
Zaldívar[9]	Chile	JV	50%	Equity Method

[1]	Unless otherwise noted, all of our joint arrangements are funded by contributions made by the parties sharing joint control in proportion to their economic interest.

[2]	For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.

[3]
We consolidate our interests in Carlin, Cortez, Turquoise Ridge, Phoenix, Long Canyon, Loulo-Gounkoto, Tongon and Pueblo Viejo and record a non-controlling interest for the 38.5%, 38.5%, 38.5%, 38.5%, 38.5%, 20%, 10.3% and 40%, respectively, that we do not own. On September 17, 2019, Barrick acquired all of the shares of Acacia it did not own, bringing our ownership from 63.9% to 100%. When the Government of Tanzania’s 16% free-carried interest is made effective, which is expected to be as of January 1, 2020, our ownership will be brought down to 84%.

[4]
On July 1, 2019, Barrick’s Goldstrike (including 60% of South Arturo) and Newmont’s Carlin were contributed to Nevada Gold Mines, a joint venture with Newmont, and are now referred to as Carlin. This brought our ownership to 61.5% of Carlin (including 36.9% of South Arturo).

[5]	On July 1, 2019, Cortez was contributed to Nevada Gold Mines bringing our ownership down to 61.5%.

[6]
Barrick owned 75% of Turquoise Ridge through to the end of the second quarter of 2019, with our joint venture partner, Newmont, owning the remaining 25%. Turquoise Ridge was proportionately consolidated on the basis that the joint venture partners that have joint control have rights to the assets and obligations for the liabilities relating to the arrangement. On July 1, 2019, Barrick’s 75% interest in Turquoise Ridge and Newmont’s Twin Creeks and 25% interest in Turquoise Ridge were contributed to Nevada Gold Mines. This brought our ownership to 61.5% of Turquoise Ridge and Twin Creeks, now referred to as Turquoise Ridge.

[7]	Phoenix and Long Canyon were acquired as a result of the formation of Nevada Gold Mines on July 1, 2019, resulting in an ownership of 61.5%.

[8]	We have joint control given that decisions about relevant activities require unanimous consent of the parties to the joint operation.

[9]	Barrick has commitments of $324 million relating to its interest in the joint ventures.

[10]	These JVs are early stage exploration projects and, as such, do not have any significant assets, liabilities, income, contractual commitments or contingencies.

Equity Accounting Method Investment Continuity

	Kibali	Jabal Sayid	Zaldívar	Other	Total
At January 1, 2018	$—	$206	$975	$32	$1,213
Equity pick-up (loss) from equity investees	—	39	14	(7)	46
Funds invested	—	—	—	5	5
Impairment charges	—	—	—	(30)	(30)
At December 31, 2018	$—	$245	$989	$—	$1,234
Acquisitions	3,195	—	—	58	3,253
Equity pick-up from equity investees	98	51	16	—	165
Funds invested	—	—	—	2	2
Dividends paid	(75)	—	(50)	—	(125)
Shareholder loan repayment	—	—	—	(2)	(2)
At December 31, 2019	$3,218	$296	$955	$58	$4,527

Summarized Equity Investee Financial Information
	Kibali		Jabal Sayid		Zaldívar
For the years ended December 31	2019	2018	2019	2018	2019	2018
Revenue	$1,123	$—	$315	$296	$685	$599
Cost of sales (excluding depreciation)	460	—	133	158	442	404
Depreciation	435	—	53	39	172	118
Finance expense	—	—	1	2	12	—
Other expense (income)	18	—	(2)	9	10	25
Income from continuing operations before tax	$210	$—	$130	$88	$49	$52
Income tax expense	(16)	—	(27)	(10)	(17)	(24)
Income from continuing operations after tax	$194	$—	$103	$78	$32	$28
Total comprehensive income	$194	$—	$103	$78	$32	$28
Summarized Balance Sheet
	Kibali		Jabal Sayid		Zaldívar
For the years ended December 31	2019	2018	2019	2018	2019	2018
Cash and equivalents	$453	$—	$43	$128	$139	$129
Other current assets[1]	338	—	67	68	632	602
Total current assets	$791	$—	$110	$196	$771	$731
Non-current assets	4,623	—	464	482	1,823	1,927
Total assets	$5,414	$—	$574	$678	$2,594	$2,658
Current financial liabilities (excluding trade, other payables & provisions)	$11	$—	$—	$48	$19	$18
Other current liabilities	35	—	63	41	99	85
Total current liabilities	$46	$—	$63	$89	$118	$103
Non-current financial liabilities (excluding trade, other payables & provisions)	44	—	150	331	11	12
Other non-current liabilities	648	—	14	14	536	546
Total non-current liabilities	$692	$—	$164	$345	$547	$558
Total liabilities	$738	$—	$227	$434	$665	$661
Net assets	$4,676	$—	$347	$244	$1,929	$1,997

[1]	Zaldívar other current assets include inventory of $543 million (2018: $533 million).
The information above reflects the amounts presented in the financial information of the joint venture adjusted for differences between IFRS and local GAAP.

Reconciliation of Summarized Financial Information to Carrying Value
	Kibali	Jabal Sayid[1]	Zaldívar
Opening net assets	$—	$244	$1,997
Acquisition	4,632	—	—
Income for the period	194	103	32
Dividend	(150)	—	(100)
Closing net assets, December 31	$4,676	$347	$1,929
Barrick's share of net assets	2,107	173	965
Equity earnings adjustment	—	—	(10)
Goodwill recognition	1,111	123	—
Carrying value	$3,218	$296	$955

[1]	A $75 million non-interest bearing shareholder loan due from the Jabal Sayid JV is presented as part of Other Assets (refer to note 22).

Estimated useful lives of major asset categories
Estimated useful lives of Major Asset Categories

Buildings, plant and equipment	1 – 28 years
Underground mobile equipment	5 - 7 years
Light vehicles and other mobile equipment	1 - 7 years
Furniture, computer and office equipment	1 - 7 years
PROPERTY, PLANT AND EQUIPMENT

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2019
Net of accumulated depreciation	$3,600	$6,258	$2,968	$12,826
Additions[5,6]	298	3,458	1,371	5,127
Capitalized interest	—	—	14	14
Acquisitions[8]	3,473	2,270	1,660	7,403
Divestiture[9]	(127)	(106)	(27)	(260)
Disposals	(22)	—	—	(22)
Depreciation	(1,107)	(907)	—	(2,014)
Impairment reversals (charges)	990	742	(309)	1,423
Transfers[7]	648	573	(1,221)	—
Assets held for sale	—	—	(356)	(356)
At December 31, 2019	$7,753	$12,288	$4,100	$24,141
At December 31, 2019
Cost	$18,544	$27,268	$16,050	$61,862
Accumulated depreciation and impairments	(10,791)	(14,980)	(11,950)	(37,721)
Net carrying amount – December 31, 2019	$7,753	$12,288	$4,100	$24,141

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2018
Cost	$14,209	$20,938	$14,637	$49,784
Accumulated depreciation and impairments	(9,996)	(14,416)	(11,566)	(35,978)
Net carrying amount – January 1, 2018	$4,213	$6,522	$3,071	$13,806
Additions[6]	(21)	199	1,050	1,228
Capitalized interest	—	—	9	9
Disposals	(7)	—	—	(7)
Depreciation	(790)	(772)	—	(1,562)
Impairment reversals (charges)	(394)	(178)	(76)	(648)
Transfers[7]	599	487	(1,086)	—
At December 31, 2018	$3,600	$6,258	$2,968	$12,826
At December 31, 2018
Cost	$14,750	$21,624	$14,610	$50,984
Accumulated depreciation and impairments	(11,150)	(15,366)	(11,642)	(38,158)
Net carrying amount – December 31, 2018	$3,600	$6,258	$2,968	$12,826

[1]
Additions include $85 million of transitional adjustments for the recognition of leased right-of-use assets upon the Company’s adoption of IFRS 16 on January 1, 2019 (refer to note 2), as well as $49 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2019. Depreciation includes depreciation for leased right-of-use assets of $25 million for the year ended December 31, 2019. The net carrying amount of leased right-of-use assets was $75 million as at December 31, 2019.

[2]	Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.

[3]	Assets not subject to depreciation include construction-in-progress, projects and acquired mineral resources and exploration potential at operating minesites and development projects.

[4]
Assets subject to depreciation include the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.

[5]	Additions include $3,422 million of remeasurement gain related to the change in ownership of Turquoise Ridge acquired though the Nevada Joint Venture. Refer to note 4 for further details.

[6]	Additions include revisions to the capitalized cost of closure and rehabilitation activities.

[7]	Primarily relates to long-lived assets that are transferred between categories within PP&E once they are placed into service.

[8]	Acquisitions include assets acquired as part of the Merger and the establishment of Nevada Gold Mines. Refer to note 4 for further details.

[9]	Relates to the sale of our 50% interest in Kalgoorlie. Refer to note 4 for further details.
Mineral Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2019	Carrying amount at Dec. 31, 2018
Construction-in-progress[1]	$1,009	$786
Acquired mineral resources and exploration potential	1,504	124
Projects
Pascua-Lama	754	1,245
Norte Abierto	649	639
Donlin Gold	184	174
	$4,100	$2,968

[1]	Represents assets under construction at our operating minesites.

Lease obligation reconciliation
The recognized right-of-use assets relate to the following types of assets:

	December 31, 2019	January 1, 2019
Buildings, Plant & Equipment	$63	$69
Underground mobile equipment	7	7
Light vehicles and other mobile equipment	5	9
Total right-of-use assets	$75	$85
The following table reconciles the Company’s operating lease obligations as at December 31, 2018 as previously disclosed in the Company’s 2018 Annual Financial Statements, to the lease obligations recognized on initial application of IFRS 16 at January 1, 2019:

Barrick operating lease commitments disclosed as at December 31, 2018	$167
Add: embedded service contracts not previously assessed as a lease	38
(Less): contracts reassessed as service agreements	(130)
(Less): short-term leases recognized on a straight-line basis as expense	(6)
(Less): low-value leases recognized on a straight-line basis as expense	(1)
(Less): discounting using the lessee’s incremental borrowing rate of at January 1, 2019	(4)
Discounted leases recognized as at January 1, 2019	$64
Add: finance lease liabilities recognized as at December 31, 2018	19
Add: leases acquired as part of the merger with Randgold on January 1, 2019	28
Discounted lease liability recognized as at January 1, 2019	$111
Of which are:
Current lease liabilities	37
Non-current lease liabilities	$74